MILLER INVESTMENT TRUST

Miller Convertible Plus Fund

Miller Intermediate Bond Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Miller Convertible Plus Fund and Miller Intermediate Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 21, 2019 (SEC Accession No. 0001580642-19-002941).